As filed with the Securities and Exchange Commission on January 9, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                    1800 Massachusetts Avenue, N.W. 2nd Floor
                            Washington, DC 20036-1800
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS



[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

ANNUAL REPORT
OCTOBER 31, 2005

NEUBERGER BERMAN
INCOME OPPORTUNITY FUND INC.

                                               NEUBERGER BERMAN OCTOBER 31, 2005

CONTENTS

THE FUND

CHAIRMAN'S LETTER                             1

PORTFOLIO COMMENTARY                          2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                       6

FINANCIAL STATEMENTS                         14

FINANCIAL HIGHLIGHTS/PER SHARE DATA          25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                       27

DIVIDEND REINVESTMENT PLAN                   28

DIRECTORY                                    30

DIRECTORS AND OFFICERS                       31

PROXY VOTING POLICIES AND PROCEDURES         40

QUARTERLY PORTFOLIO SCHEDULE                 40

CHANGE TO INVESTMENT POLICY                  40

CHANGE IN PORTFOLIO MANAGER                  40

NOTICE TO SHAREHOLDERS                       41

BOARD CONSIDERATION OF THE
MANAGEMENT AND SUB-ADVISORY
AGREEMENTS                                   42

CHAIRMAN'S LETTER

DEAR SHAREHOLDER,

I am pleased to present to you this annual report for the Neuberger Berman Income Opportunity Fund Inc., for the fiscal year ending October 31, 2005. The report includes portfolio commentary, a listing of the Fund's investments, and its audited financial statements for the reporting period.

The Fund's investment objective is to provide high current income through a diversified portfolio of both real estate securities and high yield bonds.

Portfolio Co-Manager Steven Brown manages the real estate portion of the Fund. His investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

Portfolio Co-Managers Ann Benjamin and Tom O'Reilly manage the high yield bond portion of the Fund. Their investment approach focuses on generating income and managing risk. They seek to avoid the default and volatility risk associated with many high yield bonds by applying rigorous credit analysis to higher quality issues, and by emphasizing the intermediate range of the yield curve.

We believe that our conservative investing philosophy and disciplined investment process will benefit shareholders by providing attractive current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2005 Neuberger Berman Management Inc. All rights reserved.

INCOME OPPORTUNITY FUND INC. PORTFOLIO COMMENTARY

For the fiscal year ending October 31, 2005, on a Net Asset Value (NAV) basis, the Neuberger Berman Income Opportunity Fund Inc. (AMEX: NOX) provided a 10.33% return.

The Fund pursues a primary objective of high current income by investing a portion of its assets in intermediate term, high yield corporate bonds with maturities of primarily ten years or less at the time of initial investment and another portion in real estate investment trust (REIT) securities, including REIT common stocks and REIT preferred shares.

During the 12-month reporting period, the portfolio's allocations remained mostly unchanged. As of October 31, 2005, the Fund held 40.0% of its investments in REIT common stocks, 14.0% in REIT preferred stocks, 43.3% in bonds, 2.1% in cash and cash equivalents, and 0.6% in other securities.

REAL ESTATE INVESTMENT TRUST HOLDINGS

REITs performed well across the board--office properties, regional malls, apartments and industrial properties all provided strong returns. The office sector benefited from improved economic growth and modest rent growth. Shares in industrial properties rose as the demand for warehouse space increased, pension funds became more interested in the sector and industrial property joint ventures multiplied. Apartment properties fared well, reflecting the recent improvement of fundamentals and rising occupancy rates. The apartment sector also benefited from the perception that the market for housing sales has peaked. Regional malls did well, in part due to healthy consumer spending and excellent retail economics this year.

In this environment, the Fund benefited from the strength of--and an overweight position in--the office sector. Health care REITs also performed well and the Fund's holdings outperformed benchmark sector components. In the apartment sector, the portfolio's market weight position in this strongly performing segment helped overall returns. However, the hotel sector lagged, as did our holdings in the group, as investors took gains made in 2004 and moved on to other property areas. Community shopping centers also lagged behind other REIT sectors, which we attribute to limited acquisition opportunities.

We believe that our emphasis on diversification across property sectors and geographic regions continues to enhance the Fund's ability to deliver consistent returns. The Fund's position in the office sector provides a good example. Performance in this area improved during the first four months of calendar 2005, reflecting the attractive valuation levels and dividend yields that were prevalent in the sector at the start of the year. Since then, continued evidence of an improving leasing environment has positively affected valuations. We expect this trend to continue throughout 2006.

From a broader perspective, we remain optimistic about REIT fundamentals. As a result of rising construction costs (a 10%-15% rise over the last 12 months, concentrated in labor and raw materials), we believe that supply growth will remain modest over the coming year. Furthermore, we remain positive on demand growth, particularly in light of expectations for 3% GDP growth in 2006. We also expect the Federal Reserve to complete its series of rate increases in the first half of 2006. If this supply/demand environment continues, we anticipate a rise in occupancy rates and rent levels for 2006, a scenario that bodes well for the commercial real estate market.

Looking out into 2006, we expect higher interest rates to slow the housing boom of the last several years. We also believe that investors will be able to differentiate between declining homebuilding fundamentals and improving commercial real estate fundamentals, which as we mentioned, we expect to benefit from limited supply growth as well as our expectations for modest consumer activity in 2006.

The REIT industry's solid earnings growth through the first three quarters of 2005 suggests to us a favorable earnings outlook for 2006. Commercial real estate fundamentals remain attractive, which is consistent with market expectations. We expect REIT dividend growth also to be attractive, at around 3% to 4% in the coming 12 months.

In our view, continued healthy capital markets would be expected to lead to an increase in merger and acquisition activity in 2006. Many REITs trade at modest discounts to their real estate asset value levels. Strategic buyers, such as real estate opportunity funds, are becoming more aggressive in their bidding for REITs, and are also comfortable with assigning value to the "operating platform" of REITs. This operating platform offers the buyer growth through an ongoing development and leasing pipeline. We expect the Fund to be a beneficiary of this trend.

HIGH YIELD SECURITIES HOLDINGS

The high yield market was volatile over the course of the fiscal year. High yield bonds ended calendar 2004 on a reasonably strong note and held onto that strength through February 2005. With fears of higher inflation, a spike in Treasury rates, and Federal Reserve Chairman Greenspan's comments about a bond market "conundrum," high yield bonds declined in March and were down slightly in April. May and June, in contrast, were solid months, but September and October saw the return of declines, in part due to rising Treasury rates.

In addition to the economic drivers of high yield returns, there were other notable developments affecting the market. In mid-March, General Motors revised its expectations for corporate cash flow from positive $2 billion to negative $2 billion. This announcement focused investors' attention on credit risk and heightened expectations for a ratings downgrade of GM. Auto and auto-related sectors were hit particularly hard, but tight spreads generally were increasingly viewed as inadequately pricing the risk in the marketplace.

Ultimately, GM was downgraded to below investment grade in May 2005, which in turn created technical disruptions in the market. During the second half of the year, the market recovered from this technical decline.

Given the current environment, we believe that a conservative approach is highly appropriate. Therefore, we are presently maintaining a relatively short duration/short maturity structure (thereby reducing exposure to a rise in interest rates). At the same time, we are currently looking to reduce exposure to deep cyclicals and increase exposure to defensive sectors. We are maintaining an optimistic, but cautious, outlook for the high yield market and for the Fund. We believe that the recent, unsettled environment has provided an opportunity for reallocation within the market at favorable prices.

Our optimism is buoyed by several factors specific to historical high yield bond performance. First, our analysis indicates that during periods of rising interest rates high yield bonds have outperformed other fixed income sectors. Second, during periods of widening credit spreads, higher quality, high yield issues have tended to outperform lower-rated, non-investment grade issues. Accordingly, we believe that select high yield investments can generate relatively strong returns in an environment of gradually increasing interest rates. In addition, we believe that our longstanding orientation toward higher quality issues and a shorter duration profile relative to the broader non-investment grade market can also provide relative support and opportunity should credit spreads continue to widen.

Sincerely,

                      /s/ Steven R. Brown, Ann H. Benjamin

                             /s/ Thomas P. O'Reilly

                        STEVEN R. BROWN, ANN H. BENJAMIN
                             AND THOMAS P. O'REILLY
                              PORTFOLIO CO-MANAGERS

INCOME OPPORTUNITY FUND

                                                         INCOME OPPORTUNITY FUND
                                                          AMEX TICKER SYMBOL NOX

1 YEAR TOTAL RETURN

NAV (1),(3)                                                                10.33%
MARKET PRICE (2),(3)                                                        6.22%

AVERAGE ANNUAL TOTAL RETURN (Life of Fund as of October 31, 2005)

NAV (1),(3)                                                                16.51%
MARKET PRICE (2),(3)                                                        7.67%
INCEPTION DATE                                                        06/24/2003

RATING DIVERSIFICATION
(% OF HIGH YIELD BOND RATINGS)

AAA/Government/Government Agency                  0.0%
AA                                                0.0
A                                                 0.0
BBB                                               0.0
BB                                               21.3
B                                                39.8
CCC                                               1.7
CC                                                0.0
C                                                 0.0
D                                                 0.0
Not Rated                                         0.0
Short Term                                        3.4

INDUSTRY DIVERSIFICATION
(% OF EQUITY HOLDINGS)

Apartments                                       11.2%
Commercial Services                               1.3
Community Centers                                 4.5
Diversified                                       8.3
Health Care                                       7.9
Industrial                                        2.4
Lodging                                           4.3
Office                                           23.2
Office-Industrial                                 4.5
Regional Malls                                    7.4
Self Storage                                      2.1
Specialty                                         0.4
Short-Term Investments                           18.1
Liabilities, less cash, receivables and other
   assets                                      (61.80)

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the Fund are subject to change. Investment return will fluctuate.

ENDNOTES

(1)  Returns based on Net Asset Value ("NAV") of the Fund.

(2)  Returns based on market price of Fund shares on the American Stock
     Exchange.

(3) Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from the Fund. The undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of the Fund would be lower.

SCHEDULE OF INVESTMENTS INCOME OPPORTUNITY FUND INC.

TOP TEN EQUITY HOLDINGS

    HOLDING                        %

 1  iStar Financial              4.7

 2  Mid-America
    Apartment Communities        3.8

 3  Apartment
    Investment & Management      3.7

 4  Health Care
    REIT                         3.2

 5  Glimcher
    Realty Trust                 3.1

 6  Kilroy Realty                3.0

 7  Arden Realty                 2.6

 8  Maguire
    Properties                   2.4

 9  Brandywine
    Realty Trust                 2.4

10  Colonial
    Properties Trust             2.4

                                            MARKET VALUE +
NUMBER OF SHARES                           (000'S OMITTED)
COMMON STOCKS (57.4%)

APARTMENTS (5.6%)
  73,000 Amli Residential
           Properties Trust                      $   2,763
  66,000 Apartment Investment &
           Management                                2,534
  85,000 BNP Residential Properties                  1,239
  71,000 Education Realty Trust                      1,101
  66,500 Mid-America Apartment
           Communities                               3,102
  66,300 Post Properties                             2,705
  94,500 Town & Country Trust                        2,797~
                                                 ---------
                                                    16,241

COMMERCIAL SERVICES (0.9%)
  56,500 Deerfield Triarc Capital                      733
  79,500 Gramercy Capital                            1,875
                                                 ---------
                                                     2,608

COMMUNITY CENTERS (4.2%)
  40,800 Cedar Shopping Centers                        572
 148,900 Heritage Property
           Investment Trust                          4,854
 151,000 New Plan Excel Realty Trust                 3,471
 122,000 Tanger Factory Outlet Centers               3,281
                                                 ---------
                                                    12,178

DIVERSIFIED (4.9%)
 152,100 Colonial Properties Trust                   6,648
 148,100 Crescent Real Estate Equities               2,955
 117,600 iStar Financial                             4,336
  25,400 Spirit Finance                                285
                                                 ---------
                                                    14,224

HEALTH CARE (7.1%)
  88,000 Health Care Property Investors              2,240
 247,802 Health Care REIT                            8,733~
  75,600 Healthcare Realty Trust                     2,861
 134,300 Nationwide Health Properties                3,114
 119,700 Ventas, Inc.                                3,666
                                                 ---------
                                                    20,614

INDUSTRIAL (2.4%)
  61,400 EastGroup Properties                        2,683
 105,100 First Industrial Realty Trust               4,270
                                                 ---------
                                                     6,953

LODGING (1.1%)
  82,000 Hospitality Properties Trust                3,255

OFFICE (21.9%)
 164,200 Arden Realty                                7,412
 254,900 Brandywine Realty Trust                     6,984
 125,300 CarrAmerica Realty                          4,126
 130,600 Equity Office Properties Trust              4,023
  22,400 Glenborough Realty Trust                $     429
 148,900 Highwoods Properties                        4,200
 270,000 HRPT Properties Trust                       2,946
 126,700 Kilroy Realty                               7,114
 114,000 Mack-Cali Realty                            4,862
 234,500 Maguire Properties                          7,035
 149,000 Prentiss Properties Trust                   5,880
 169,000 Reckson Associates Realty                   5,932
 120,200 Trizec Properties                           2,674
                                                 ---------
                                                    63,617

OFFICE--INDUSTRIAL (3.2%)
 192,500 Bedford Property Investors                  4,322
 120,000 Liberty Property Trust                      5,003
                                                 ---------
                                                     9,325

REGIONAL MALLS (4.0%)
 257,000 Glimcher Realty Trust                       5,903
 143,000 Pennsylvania REIT                           5,506
                                                 ---------
                                                    11,409

SELF STORAGE (2.1%)
   2,700 Public Storage,
           Depositary Shares                            76
 127,500 Sovran Self Storage                         5,932
                                                 ---------
                                                     6,008

TOTAL COMMON STOCKS
(COST $126,698)                                    166,432
                                                 ---------

PREFERRED STOCKS (20.1%)

APARTMENTS (5.6%)
 300,000 Apartment Investment &
           Management, Ser. R                        7,743
  12,400 Apartment Investment &
           Management, Ser. T                          312
  10,000 Apartment Investment &
           Management, Ser. U                          249
 302,200 Mid-America Apartment
           Communities, Ser. H                       7,905
                                                 ---------
                                                    16,209

COMMERCIAL SERVICES (0.4%)
  20,000 Anthracite Capital, Ser. C                    516
  20,000 Newcastle Investment, Ser. B                  525
                                                 ---------
                                                     1,041

COMMUNITY CENTERS (0.3%)
  20,000 Cedar Shopping Centers, Ser. A                533
  12,000 Developers Diversified Realty,
           Ser. I                                      305
                                                 ---------
                                                       838

                                            MARKET VALUE +
NUMBER OF SHARES                           (000'S OMITTED)
DIVERSIFIED (3.4%)
   9,000 Colonial Properties Trust,
           Ser. E                                $     223
  18,400 Crescent Real Estate Equities,
           Ser. B                                      473
 200,000 iStar Financial, Ser. E                     5,116
 160,000 iStar Financial, Ser. F                     4,064~
                                                 ---------
                                                     9,876

HEALTH CARE (0.8%)
  25,000 Health Care REIT, Ser. D                      643
  18,200 LTC Properties, Ser. E                        744
  34,000 LTC Properties, Ser. F                        852
                                                 ---------
                                                     2,239

LODGING (3.2%)
  36,500 Eagle Hospitality Properties
           Trust, Ser. A                               917
 182,000 Equity Inns, Ser. B                         4,681
  22,600 Hersha Hospitality Trust, Ser. A              556
  16,000 Host Marriott, Ser. E                         435
  77,500 LaSalle Hotel Properties, Ser. B            2,019
  28,000 LaSalle Hotel Properties, Ser. D              671
                                                 ---------
                                                     9,279

OFFICE (1.3%)
  60,000 DRA CRT Acquisition, Ser. A                 1,500
  25,878 Glenborough Realty Trust, Ser. A              653
  60,000 Kilroy Realty, Ser. E                       1,500
   6,800 SL Green Realty, Ser. D                       174
                                                 ---------
                                                     3,827

OFFICE--INDUSTRIAL (1.3%)
  50,000 Bedford Property Investors,
           Ser. A                                    2,445**
  25,000 Digital Realty Trust, Ser. A                  639
  16,900 Digital Realty Trust, Ser. B                  406
   8,000 PS Business Parks, Ser. K                     206
                                                 ---------
                                                     3,696

REGIONAL MALLS (3.4%)
  60,000 Glimcher Realty Trust, Ser. F               1,534
  61,800 Glimcher Realty Trust, Ser. G               1,539
  80,000 Mills Corp., Ser. B                         2,050
 131,400 Mills Corp., Ser. E                         3,410
  19,800 Pennsylvania REIT, Ser. A                   1,137
  11,300 Taubman Centers, Ser. G                       292
                                                 ---------
                                                     9,962

SPECIALTY (0.4%)
   8,000 Capital Automotive REIT,
           Ser. B                                $     188
  40,000 Entertainment Properties
           Trust, Ser. A                             1,036
                                                 ---------
                                                     1,224

TOTAL PREFERRED STOCKS
(COST $57,663)                                      58,191
                                                 ---------

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                                                   RATING ^                           VALUE +
(000'S OMITTED)                                                             MOODY'S        S&P              (000'S OMITTED)
CORPORATE DEBT SECURITIES (61.9%)
$      1,000 Abitibi-Consolidated Inc., Notes, 8.55%, due 8/1/10              Ba3          BB-                $         978~
       3,000 AES Corp., Senior Secured Notes, 9.00%, due 5/15/15              Ba3          B+                         3,255**
       2,000 Allied Waste North America, Inc., Guaranteed Senior Secured
             Notes, Ser. B, 9.25%, due 9/1/12                                 B2           BB-                        2,156&&
       2,050 American Achievement Corp., Senior Subordinated Notes,
             8.25%, due 4/1/12                                                B3           B-                         2,050
       1,750 Amerigas Partners L.P., Senior Unsecured Notes, 7.25%,
             due 5/20/15                                                      B2           BB-                        1,811**~
       2,000 Arch Western Finance, Senior Notes, 6.75%, due 7/1/13            Ba3          BB-                        2,010
       1,500 ArvinMeritor, Inc., Notes, 8.75%, due 3/1/12                     Ba2          BB                         1,406~
       2,000 Ashtead Holdings PLC, Secured Notes, 8.63%, due 8/1/15           B2            B                         2,065**
       1,500 AT&T Corp., Medium-Term Notes, 8.35%, due 5/15/25                Ba1          BB+                        1,534
       1,000 Athena Neuro Finance LLC, Guaranteed Notes, 7.25%,
             due 2/21/08                                                      B3            B                           965
       2,000 Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                    B1           BB                         2,030
       2,250 BCP Crystal Holdings Corp., Senior Subordinated Notes,
             9.63%, due 6/15/14                                               B3           B-                         2,475
       2,000 Bombardier Recreational Products, Senior Subordinated Notes,
             8.38%, due 12/15/13                                              B3            B                         2,040
       1,000 Bowater Canada Finance, Guaranteed Notes, 7.95%,
             due 11/15/11                                                     Ba3          BB                           955~
       1,750 Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11          Ba3          BB-                        1,842~
       1,000 Centennial Cell, Guaranteed Notes, 10.13%, due 6/15/13           B3           CCC                        1,118
       2,000 Charter Communications Operating LLC, Senior Notes, 8.00%,
             due 4/30/12                                                      B2           B-                         2,007**
       2,000 Chesapeake Energy Corp., Guaranteed Notes, 6.25%,
             due 1/15/18                                                      Ba2          BB                         1,940~
       2,000 Chiquita Brands International, Senior Notes, 7.50%,
             due 11/1/14                                                      B3           B-                         1,885
       1,950 Chukchansi Economic Development Authority, Senior Notes,
             8.00%, due 11/15/13                                              B2           BB-                        1,965**&
       2,125 CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                B1           B+                         2,242~
       1,000 Constellation Brands, Inc., Guaranteed Senior Subordinated
             Notes, Ser. B, 8.13%, due 1/15/12                                Ba3          B+                         1,041~
       2,500 CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09     B1           BB-                        2,556~
       2,000 Dex Media West, Senior Subordinated Notes, 9.88%,
             due 8/15/13                                                      B2            B                         2,205
       2,500 Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13             B2           B+                         2,606~
       2,000 Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12       B2           B-                         1,980~
       2,000 Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08          Baa3         BB+                        1,876
       2,000 Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14     Ba3          BB-                        2,105
       2,500 Freescale Semiconductor, Senior Notes, 7.13%, due 7/15/14        Ba2          BB+                        2,622~
       4,000 General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12        Ba1          BB                         3,880
       2,000 GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14        B2           BB-                        2,100~
       1,000 Hanover Equipment Trust 2001 B, Senior Secured Notes,
             Ser. B, 8.75%, due 9/1/11                                        B2           B+                         1,060
       1,775 Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12     Ba2          B+                         1,788
       3,000 Houghton Mifflin Co., Senior Subordinated Notes, 9.88%,
             due 2/1/13                                                       Caa1         B-                         3,097~
       1,375 Ikon Office Solutions, Inc., Senior Notes, 7.75%, due 9/15/15    Ba2          BB                         1,303**
       2,000 Intelsat Bermuda Ltd., Senior Notes, 8.63%, due 1/15/15          B2           B+                         2,025**

PRINCIPAL AMOUNT                                                                   RATING ^                           VALUE +
(000'S OMITTED)                                                             MOODY'S        S&P              (000'S OMITTED)
$      2,000 Invista, Notes, 9.25%, due 5/1/12                                B1           B+                 $       2,147**
       3,000 Iron Mountain, Inc., Guaranteed Senior Subordinated Notes,
             8.63%, due 4/1/13                                                Caa1         B                          3,127&&~
       1,525 Jafra Cosmetics, Senior Subordinated Notes, 10.75%,
             due 5/15/11                                                      B3           B-                         1,674
       3,000 Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
             8.50%, due 8/1/14                                                B3           B-                         2,782~
       2,000 Knowledge Learning Corp., Guaranteed Notes, 7.75%,
             due 2/1/15                                                       B3           B-                         1,860**
       1,000 Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13           Ba3          B                          1,038~
       2,000 LIN Television Corp., Senior Subordinated Notes, 6.50%,
             due 5/15/13                                                      B1           B-                         1,895~
       1,000 Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%,
             due 12/15/08                                                     B1           BB-                        1,047
       1,500 Lyondell Chemical Co., Guaranteed Senior Notes, 10.50%,
             due 6/1/13                                                       B1           BB-                        1,701
       2,000 MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09           Ba2          BB                         1,965
       3,000 Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34         B1           B                          3,284
       1,500 Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%,
             due 7/15/09                                                      Ba3          B+                         1,500~
       1,000 Moog Inc., Senior Subordinated Notes, 6.25%, due 1/15/15         Ba3          B+                           995
       1,000 MSW Energy Holdings LLC, Senior Secured Notes, Ser. B,
             8.50%, due 9/1/10                                                Ba3          BB-                        1,065
       2,000 Mueller Group, Inc., Senior Subordinated Notes, 10.00%,
             due 5/1/12                                                       Caa1         B-                         2,100
       3,000 Nalco Co., Senior Subordinated Notes, 8.88%, due 11/15/13        Caa1         B-                         3,064
       2,250 Navistar International Corp., Senior Notes, 7.50%,
             due 6/15/11                                                      Ba3          BB-                        2,137~
       3,000 Neiman Marcus Group, Inc., Guaranteed Notes, 10.38%,
             due 10/15/15                                                     B3           B-                         2,895**~
       1,500 Nell AF SARL, Senior Notes, 8.38%, due 8/15/15                   B2           B-                         1,440**
       2,000 Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
             8.63%, due 6/15/11                                               Ba3          BB-                        1,930~
       2,000 Nortek, Inc., Senior Subordinated Notes, 8.50%, due 9/1/14       Caa1         CCC+                       1,910~
       1,825 Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                  B1           B                          1,665**
       2,500 NRG Energy, Inc., Guaranteed Notes, 8.00%, due 12/15/13          B1           B                          2,725~
       2,000 Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
             due 5/15/13                                                      B2           B                          2,040
       2,000 Perry Ellis International, Inc., Senior Subordinated Notes,
             Ser. B, 8.88%, due 9/15/13                                       B3           B-                         2,015
       1,500 Pilgrims Pride Corp., Senior Subordinated Notes, 9.25%,
             due 11/15/13                                                     Ba3          B+                         1,646
       1,000 Pogo Producing Co., Senior Subordinated Notes, 6.88%,
             due 10/1/17                                                      Ba3          B+                           990**
       1,000 Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11             B2           B                            975
       1,875 PSE&G Energy Holdings, Notes, 7.75%, due 4/16/07                 Ba3          BB-                        1,903
       2,000 Qwest Corp., Notes, 8.88%, due 3/15/12                           Ba3          BB                         2,195
       1,250 Reliant Energy Inc., Secured Notes, 6.75%, due 12/15/14          B1           B+                         1,163
       1,000 Rogers Cable, Inc., Senior Secured Notes, 7.88%, due 5/1/12      Ba3          BB+                        1,060
       2,000 Rogers Wireless, Inc., Senior Subordinated Notes, 8.00%,
             due 12/15/12                                                     B2           B+                         2,115~
       2,000 Salem Communications, Guaranteed Notes, 7.75%,
             due 12/15/10                                                     B2           B-                         2,060

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                                                   RATING ^                           VALUE +
(000'S OMITTED)                                                             MOODY'S        S&P              (000'S OMITTED)
$      2,500 Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15        B3           B-                 $       2,319~
       1,500 Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08             B1           BB-                        1,537
       2,500 Sierra Pacific Resources, Senior Notes, 6.75%, due 8/15/17       B1           B-                         2,487**
       1,000 Smithfield Foods, Inc., Senior Notes, Ser. B, 8.00%,
             due 10/15/09                                                     Ba2          BB                         1,056~
       1,000 Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11          Ba2          BB                         1,015
       2,500 Southern Natural Gas, Notes, 6.13%, due 9/15/08                  B1           B                          2,507
       1,000 Southern Star Central Corp., Senior Secured Notes, 8.50%,
             due 8/1/10                                                       B1           B+                         1,063
       1,000 Standard Pacific Corp., Senior Notes, 7.00%, due 8/15/15         Ba2          BB                           900~
       1,000 Station Casinos, Inc., Senior Subordinated Notes, 6.88%,
             due 3/1/16                                                       Ba3          B+                         1,008
       2,000 Stena AB, Senior Notes, 9.63%, due 12/1/12                       Ba3          BB-                        2,160
       1,000 Stone Container Corp., Senior Notes, 9.75%, due 2/1/11           B2           B                          1,000
       2,500 Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
             due 8/15/13                                                      B3           B-                         2,537**~
         775 Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13      B2           B-                           787**
       1,250 Tenet Healthcare Corp., Senior Notes, 9.25%, due 2/1/15          B3           B                          1,184**
       1,000 Tenneco Automotive, Inc., Guaranteed Notes, 8.63%,
             due 11/15/14                                                     B3           B-                           955
       1,000 Texas Genco LLC, Senior Notes, 6.88%, due 12/15/14               B1           B                          1,070**
       1,750 Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11        Ba2          BB+                        1,851
       1,825 Universal Compression, Inc., Senior Notes, 7.25%,
             due 5/15/10                                                      Ba3          B                          1,861
       1,000 Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10          Ba3          BB                         1,010
       1,000 Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12         Ba3          BB-                        1,078
       1,500 Vought Aircraft Industries, Inc., Senior Notes, 8.00%,
             due 7/15/11                                                      B2           B-                         1,418
       2,000 VWR International, Inc., Senior Subordinated Notes, 8.00%,
             due 4/15/14                                                      Caa1         B-                         1,940~
       1,000 Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                  B1           BB-                        1,078
       1,500 Warner Music Group, Senior Subordinated Notes, 7.38%,
             due 4/15/14                                                      B3           B-                         1,462~
       3,000 Williams Cos., Inc., Notes, 7.63%, due 7/15/19                   B1           B+                         3,180
       2,000 Williams Scotsman, Inc., Senior Notes, 8.50%, due 10/1/15        B3           B                          2,030**
       2,000 Xerox Capital Trust I, Guaranteed Notes, 8.00%, due 2/1/27       Ba3          B-                         2,060~
       2,000 XM Satellite Radio, Inc., Floating Rate Secured Notes,
             9.19%, due 11/1/05                                               Caa1         CCC+                       2,015!
                                                                                                              -------------
             TOTAL CORPORATE DEBT SECURITIES (COST $181,141)                                                        179,649
                                                                                                              -------------
CONVERTIBLE BONDS (0.9%)
       3,000 Allied Waste Industries, Notes, 4.25%, due 4/15/34
             (COST $2,611)                                                    Caa2         B+                         2,599
                                                                                                              -------------

REPURCHASE AGREEMENTS (8.6%)
      15,045 Banc of America Securities LLC, Repurchase Agreement, 4.02%, due
             11/1/05, dated 10/31/05, Maturity Value $15,046,646 Collateralized by $16,804,446 Fannie Mae, 5.00%,
             due 4/1/35 (Collateral Value $15,345,865)                                                               15,045#
      10,020 State Street Bank and Trust Co. Repurchase Agreement, 3.45%,
             due 11/1/05, dated 10/31/05, Maturity Value $10,020,960
             Collateralized by $9,965,000 Fannie Mae, 5.75%,
             due 2/15/08 (Collateral Value $10,321,079)                                                              10,020#
                                                                                                              -------------
             TOTAL REPURCHASE AGREEMENTS (COST $25,065)                                                              25,065
                                                                                                              -------------

                                                                                                                    VALUE +
NUMBER OF SHARES                                                                                            (000'S OMITTED)
SHORT-TERM INVESTMENTS (12.9%)
  36,482,615 Neuberger Berman Securities Lending Quality Fund, LLC                                            $      36,483++
     964,595 Neuberger Berman Prime Money Fund Trust Class                                                              965@
                                                                                                              -------------
             TOTAL SHORT-TERM INVESTMENTS (COST $37,448)                                                             37,448#
                                                                                                              -------------
WARRANTS (0.0%)
       8,923 Reliant Resources, Inc. (COST $0)                                                                           --*
                                                                                                              -------------

             TOTAL INVESTMENTS (161.8%) (COST $430,626)                                                             469,384##

             Liabilities, less cash, receivables and other assets [(18.5%)]                                         (53,821)
             Liquidation Value of Auction Preferred Shares [(43.3%)]                                               (125,500)
                                                                                                              -------------

             TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                      $     290,063
                                                                                                              -------------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
#    At cost, which approximates market value.
## At October 31, 2005, the cost of investments for U.S. Federal income tax purposes was $431,191,000. Gross unrealized appreciation of investments was $43,966,000 and gross unrealized depreciation of investments was $5,773,000, resulting in net unrealized appreciation of $38,193,000, based on cost for U.S. Federal income tax purposes.
@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. (see Notes A & E of Notes to Financial Statements) and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

*    Non-income producing security.
** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At October 31, 2005, these securities amounted to $37,968,000 or 13.1% of net assets applicable to common shareholders.
& Security purchased on a when-issued basis. At October 31, 2005, these securities amounted to $1,965,000.
&& All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or as collateral for interest rate swap contracts.
++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund (see Notes A & E of Notes to Financial Statements).
~ All or a portion of this security is on loan (see Note A of Notes to Financial Statements).
! Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of October 31, 2005.
^    Credit ratings are unaudited.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

NEUBERGER BERMAN                                                                                          INCOME OPPORTUNITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                                                FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (NOTES A & E)--SEE SCHEDULE OF INVESTMENTS:
     Unaffiliated issuers                                                                                    $       431,936
     Affiliated issuers                                                                                               37,448
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     469,384
     Cash                                                                                                                  8
     Dividends and interest receivable                                                                                 4,713
     Receivable for securities sold                                                                                    8,408
     Interest rate swaps, at market value (Note A)                                                                     2,766
     Prepaid expenses and other assets                                                                                     4
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                         485,283
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
     Payable for collateral on securities loaned (Note A)                                                             51,528
     Dividends payable--preferred shares                                                                                  63
     Dividends payable--common shares                                                                                    224
     Payable for securities purchased                                                                                 17,591
     Payable to investment manager--net (Notes A & B)                                                                    123
     Payable to administrator (Note B)                                                                                    88
     Accrued expenses and other payables                                                                                 103
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     69,720
----------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     6,000 shares authorized; 5,020 shares issued and outstanding;
     $.0001 par value; $25,000 liquidation value per share (Note A)                                                  125,500
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                        $       290,063
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                                          $       249,429
     Distributions in excess of net investment income                                                                   (295)
     Accumulated net realized gains (losses) on investments                                                             (564)
     Net unrealized appreciation (depreciation) in value of investments                                               41,493
     -----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                        $       290,063
----------------------------------------------------------------------------------------------------------------------------
COMMON SHARES OUTSTANDING ($.0001 PAR VALUE; 999,994,000 SHARES AUTHORIZED)                                           17,724
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                                                 $         16.37
----------------------------------------------------------------------------------------------------------------------------
+SECURITIES ON LOAN, AT MARKET VALUE                                                                         $        50,441
----------------------------------------------------------------------------------------------------------------------------

*COST OF INVESTMENTS:
     Unaffiliated issuers                                                                                    $       393,178
     Affiliated issuers                                                                                               37,448
     -----------------------------------------------------------------------------------------------------------------------
TOTAL COST OF INVESTMENTS                                                                                    $       430,626
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                            NEUBERGER BERMAN FOR THE YEAR ENDED OCTOBER 31, 2005

STATEMENT OF OPERATIONS

NEUBERGER BERMAN                                                                                          INCOME OPPORTUNITY
(000'S OMITTED)                                                                                                         FUND
INVESTMENT INCOME
INCOME (NOTE A):
Dividend income--unaffiliated issuers                                                                        $         7,669
Interest income--unaffilated issuers                                                                                  14,488
Income from securities loaned--affiliated issuer (Note E)                                                                 44
Income from investments in affiliated issuers (Note E)                                                                    30
----------------------------------------------------------------------------------------------------------------------------
Total income                                                                                                          22,231
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fee (Notes A & B)                                                                                2,505
Administration fee (Note B)                                                                                            1,044
Auction agent fees (Note B)                                                                                              319
Audit fees                                                                                                                49
Basic maintenance expense (Note B)                                                                                        25
Custodian fees (Note B)                                                                                                  140
Directors' fees and expenses                                                                                              27
Insurance expense                                                                                                         19
Legal fees                                                                                                                66
Shareholder reports                                                                                                       78
Stock exchange listing fees                                                                                                6
Stock transfer agent fees                                                                                                 35
Miscellaneous                                                                                                             27
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                         4,340
Investment management fee waived (Notes A & B)                                                                        (1,044)
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)                           (7)
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                                     3,289
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 18,942
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Sales of investment securities of unaffiliated issuers                                                          8,298
       Interest rate swap contracts                                                                                     (675)
Change in net unrealized appreciation (depreciation) in value of:
       Unaffiliated investment securities                                                                             (1,053)
       Interest rate swap contracts                                                                                    3,568
       ---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                        10,138
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                                          (3,685)
       ---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS            $        25,395
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         INCOME OPPORTUNITY FUND
NEUBERGER BERMAN                                                                                          YEAR ENDED OCTOBER 31,
(000'S OMITTED)                                                                                           2005             2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                                           $     18,942    $     22,443
Net realized gain (loss) on investments                                                                       7,623           7,369
Change in net unrealized appreciation (depreciation) of investments                                           2,515          29,469

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):
Net investment income                                                                                        (2,189)         (1,511)
Net realized gain on investments                                                                             (1,273)           (224)
Tax return of capital                                                                                          (223)             --
Total distributions to preferred shareholders                                                                (3,685)         (1,735)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common shareholders resulting from operations            25,395          57,546
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):
Net investment income                                                                                       (18,527)        (19,678)
Net realized gain on investments                                                                            (10,739)         (2,920)
Tax return of capital                                                                                        (1,885)             --
Total distributions to common shareholders                                                                  (31,151)        (22,598)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE D):
Preferred shares offering costs                                                                                  --              53
-----------------------------------------------------------------------------------------------------------------------------------
Total net proceeds from capital share transactions                                                               --              53
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                      (5,756)         35,001
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                                                           295,819         260,818
-----------------------------------------------------------------------------------------------------------------------------------
End of year                                                                                            $    290,063    $    295,819
-----------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income at end of year                                        $       (295)   $       (239)
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc.

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Income Opportunity Fund Inc. (the "Fund") was organized as a Maryland corporation on April 17, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Directors of the Fund (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 INCOME TAX INFORMATION: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

     As determined on October 31, 2005, permanent differences resulting primarily from different book and tax accounting for distributions in excess of earnings, amortization of bond premium, and income recognized on interest rate swaps were reclassified at year end. These reclassifications had no effect on net income, net assets applicable to common shareholders or net asset value per common share of the Fund.

     The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                                   DISTRIBUTIONS PAID FROM:
                                              LONG-TERM                TAX RETURN
               ORDINARY INCOME               CAPITAL GAIN               OF CAPITAL                     TOTAL
             2005           2004          2005          2004         2005         2004          2005           2004
     $ 23,827,885   $ 24,332,882   $ 8,900,047          $ --  $ 2,108,248         $ --  $ 34,836,180   $ 24,332,882

     As of October 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

      UNDISTRIBUTED         UNDISTRIBUTED             UNREALIZED                   LOSS
           ORDINARY             LONG-TERM           APPRECIATION          CARRYFORWARDS
             INCOME                  GAIN         (DEPRECIATION)          AND DEFERRALS                  TOTAL
               $ --                  $ --           $ 40,921,019                   $ --           $ 40,921,019

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, wash sales, amortization of bond premium, and income recognized on interest rate swaps.

5 DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable monthly distribution. The Fund's ability to satisfy its policy will depend on a number of factors, including the stability of income received from its investments, the availability of capital gains, distributions paid on preferred shares, and the level of expenses. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of net investment income, realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and realized capital gains. The composition of the Fund's distribution for the calendar year 2005 will be reported to Fund shareholders on IRS Form 1099. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Income distributions and capital gain distributions to common shareholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

     The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts ("REITs"). The distributions received from REITs held by the Fund are generally comprised of income, capital gains, and return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At October 31, 2005, the Fund estimated these amounts within the financial statemets since the information is not available from the REITs until after the Fund's fiscal year-end. For the year ended October 31, 2005, the character of distributions paid to shareholders is disclosed within the Statement of Changes and is also based on these estimates. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099 received to date. Based on past experience it is probable that a portion of the Fund's distributions during the current fiscal year will be considered tax return of capital but the actual amount of tax return of capital, if any, is not determinable until after the Fund's fiscal year. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099.

     On September 29, 2005, the Fund declared two monthly distributions to common shareholders in the amount of $0.10625 per share per month, payable after the close of the reporting period, on November 30, 2005 and December 30, 2005, to shareholders of record on November 14, 2005 and December 15, 2005, respectively, with ex-dates of November 10, 2005 and December 13, 2005, respectively.

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On June 5, 2003, the Fund re-classified 6,000 unissued shares of capital stock as Series A Auction Preferred Shares and Series B Auction Preferred Shares ("Preferred Shares"). On September 26, 2003, the Fund issued 2,510 Series A Auction Preferred Shares and 2,510 Series B Auction Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

     Except when the Fund has declared a special rate period, distributions to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Distribution rates are reset every 7 days based on the results of an auction, except during special rate periods. For the year ended October 31, 2005, distribution rates ranged from 1.90% to 3.84% for Series A and 1.90% to 3.92% for Series B Auction Preferred Shares. The Fund declared distributions to preferred shareholders for the period November 1, 2005 to November 30, 2005 of $198,261 and $197,064 for Series A and Series B Preferred Shares, respectively.

     The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and will vote with holders of common shares as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law or the Fund's charter. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on Preferred Shares for two consecutive years.

8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that Management has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swap contracts, the Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The fixed-rate and variable-rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

     Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

     Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund's total net assets applicable to common shareholders. At October 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                            RATE TYPE
                                                    --------------------------
                                                    FIXED-RATE   VARIABLE-RATE       ACCRUED
                                                      PAYMENTS        PAYMENTS  NET INTEREST    UNREALIZED        TOTAL
     SWAP               NOTIONAL                       MADE BY     RECEIVED BY    RECEIVABLE  APPRECIATION         FAIR
     COUNTER PARTY        AMOUNT   TERMINATION DATE   THE FUND     THE FUND(1)     (PAYABLE) (DEPRECIATION)       VALUE
     Citibank, N.A. $ 24,000,000     April 24, 2008      3.70%           4.03%      $ 1,767    $   577,659  $   579,426
     Citibank, N.A.   70,000,000   October 24, 2008      3.63%           4.03%        6,242      2,180,794    2,187,036
                                                                                    -------    -----------  -----------
                                                                                    $ 8,009    $ 2,758,453  $ 2,766,462

     (1) 30 day LIBOR (London Interbank Offered Rate)

9 SECURITY LENDING: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Neuberger Agreement") on July 1, 2004 with Neuberger Berman, LLC ("Neuberger"), an affiliate of the Fund, pursuant to which Neuberger acted as the Fund's lending agent. Under the Neuberger Agreement, Neuberger guaranteed a certain amount of revenue to the Fund and received any revenue earned in excess of the guaranteed amount as a lending agency fee. For the year ended October 31, 2005, Neuberger received revenue under the Agreement of $98,350.

     On October 4, 2005, the Fund entered into new securities lending arrangements using a third party, eSecLending, to secure bids. Pursuant to such arrangements, eSecLending currently acts as agent for the Fund.

     Under the Neuberger Agreement and the new securities lending arrangements, the Fund receives cash collateral at the beginning of each transaction equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Prior to February 7, 2005, the Fund invested the cash collateral in the N&B Securities Lending Quality Fund, LLC ("Old Fund"), which was managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by Management. Effective February 7, 2005, the Fund changed the collateral investment vehicle from the Old Fund to the Neuberger Berman Securities Lending Quality Fund, LLC ("Quality Fund"), a fund managed by Lehman Brothers Asset Management LLC, an affiliate of Management, as approved by the Board.

     Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption "Income from securities loaned-affiliated issuers."

10 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

11   TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in a money market fund managed by Management or an affiliate. Prior to December 2004, the Fund invested in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), as approved by the Board. As of December 2004, the Fund changed its investment from the Cash Fund to the newly created Neuberger Berman Prime Money Fund ("Prime Money"), as approved by the Board. The Cash Fund and Prime Money each seek to provide the highest available current income consistent with safety and liquidity. For any cash that the Fund invests in the Cash Fund or Prime Money, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund and Prime Money on those assets (the "Arrangement"). For the year ended October 31, 2005, management fees waived under this Arrangement with respect to the Cash Fund and Prime Money amounted to $125 and $774, respectively. For the year ended October 31, 2005, income earned under this Arrangement with respect to the Cash Fund and Prime Money amounted to $2,104 and $27,712, respectively, and is reflected in the Statement of Operations under the caption "Income from investments in affiliated issuers."

12 CONCENTRATION OF RISK: Under normal market conditions, the Fund's equity investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. The value of the Fund's shares may fluctuate more due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry, or a segment of the United States real estate industry in which the Fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry. The Fund's debt investments will be concentrated in high-yield corporate debt securities rated, at the time of investment, Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corp, or if unrated by either of those entities, determined by Management to be of comparable quality. Due to the inherent volatility and illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value of the Fund's shares may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.

13 INDEMNIFICATIONS: Like many other companies, the Fund's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund's maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

                YEAR ENDED                                      % OF AVERAGE
                OCTOBER 31,                                 DAILY MANAGED ASSETS
         ----------------------------------------------------------------------------
                2005 - 2008                                          0.25%
                   2009                                              0.19
                   2010                                              0.13
                   2011                                              0.07

     Management has not contractually agreed to waive any portion of its fees beyond October 31, 2011.

     For the year ended October 31, 2005, such waived fees amounted to $1,043,570.

     The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

     The Fund has entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended October 31, 2005, the impact of this arrangement was a reduction of expenses of $1,596.

     The Fund has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2005, the impact of this arrangement was a reduction of expenses of $5,049.

     In connection with the settlement of each Preferred Share auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the Preferred Shares held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

     In order to satisfy rating agencies' requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the Preferred Shares. "Discounted value" refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. The Fund pays a fee to State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance expense."

     NOTE C--SECURITIES TRANSACTIONS:

     During the year ended October 31, 2005, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $255,077,762 and $259,432,474, respectively.

     During the year ended October 31, 2005, brokerage commissions on securities transactions amounted to $35,891, of which Neuberger received $0, Lehman received $6,680, and other brokers received $29,211.

     NOTE D--CAPITAL:

     At October 31, 2005, the common shares outstanding and the common shares of the Fund owned by Neuberger were as follows:

                                            COMMON SHARES          COMMON SHARES
                                              OUTSTANDING     OWNED BY NEUBERGER
                                               17,723,648                  6,981

     Transactions in common shares for the years ended October 31, 2005 and October 31, 2004 were as follows:

                    COMMON SHARES ISSUED IN CONNECTION WITH:

                                                    REINVESTMENT OF        NET INCREASE IN
                                                      DIVIDENDS AND          COMMON SHARES
                                                      DISTRIBUTIONS            OUTSTANDING
                                                    2005       2004       2005        2004
                                                      --         --         --          --

     NOTE E--INVESTMENTS IN AFFILIATES*:

                                                                                                                   INCOME FROM
                                                                                                                INVESTMENTS IN
                                  BALANCE OF           GROSS                    BALANCE OF                          AFFILIATED
                                 SHARES HELD       PURCHASES           GROSS   SHARES HELD         VALUE               ISSUERS
                                 OCTOBER 31,             AND       SALES AND   OCTOBER 31,    OCTOBER 31,    INCLUDED IN TOTAL
     NAME OF ISSUER                     2004       ADDITIONS      REDUCTIONS          2005           2005               INCOME
     Neuberger Berman
     Securities Lending
     Quality Fund, LLC**          44,249,000   2,315,126,230   2,322,892,615    36,482,615   $ 36,482,615             $ 44,369

     Neuberger Berman
     Institutional Cash Fund
     Trust Class***                  819,000       2,038,168       2,857,168            --             --                2,104

     Neuberger Berman
     Prime Money Fund
     Trust Class***                       --      19,966,710      19,002,115       964,595        964,595               27,712
                                                                                             ------------             --------
     TOTAL                                                                                   $ 37,447,210             $ 74,185
                                                                                             ------------             --------

     *   Affiliated issuers, as defined in the 1940 Act.

     ** Prior to February 7, 2005, the Old Fund, an investment vehicle established by the Fund's custodian, was used to invest cash the Fund received as collateral for securities loans. Effective February 7, 2005, the Fund changed the collateral investment vehicle from the Old Fund to the Quality Fund, a fund managed by Lehman Brothers Asset Management LLC, an affiliate of Management, as approved by the Board. The Fund's shares in the Old Fund and Quality Fund were and are non-voting. However, because all shares of the Old Fund and Quality Fund were and are held by funds in the related investment company complex, the Old Fund and Quality Fund may have been and may be considered affiliates of the Fund.

     *** The Cash Fund and Prime Money are also managed by Management and may be considered affiliates since they have the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of the Cash Fund or Prime Money, respectively.

FINANCIAL HIGHLIGHTS INCOME OPPORTUNITY FUND INC.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                  PERIOD FROM
                                                                                                                JULY 2, 2003^
                                                                                   YEAR ENDED OCTOBER 31,      TO OCTOBER 31,
                                                                                       2005             2004             2003
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                             $       16.69    $       14.72    $       14.33
                                                                              -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)@@                                                         1.07             1.27~             .25
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                        .57             2.08~             .59

COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME@@                                                             (.13)            (.09)            (.01)
   NET CAPITAL GAINS@@                                                                 (.07)            (.01)            (.00)
   TAX RETURN OF CAPITAL@@                                                             (.01)              --             (.00)
                                                                              -------------    -------------    -------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                       (.21)            (.10)            (.01)
                                                                              -------------    -------------    -------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                     1.43             3.25              .83
                                                                              -------------    -------------    -------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                              (1.03)           (1.11)            (.27)
   NET CAPITAL GAINS                                                                   (.61)            (.17)            (.05)
   TAX RETURN OF CAPITAL                                                               (.11)              --             (.00)
                                                                              -------------    -------------    -------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                         (1.75)           (1.28)            (.32)
                                                                              -------------    -------------    -------------

LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                --               --             (.03)
ISSUANCE OF PREFERRED SHARES                                                             --             (.00)            (.09)
                                                                              -------------    -------------    -------------
TOTAL CAPITAL CHARGES                                                                    --             (.00)            (.12)
                                                                              -------------    -------------    -------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                   $       16.37    $       16.69    $       14.72
                                                                              -------------    -------------    -------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                      $       14.23    $       15.07    $       13.98
                                                                              -------------    -------------    -------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                          +10.33%          +23.67%           +5.11%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                              +6.22%          +17.57%           -4.67%**

RATIOS/SUPPLEMENTAL DATA+++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)     $       290.0    $       295.8    $       260.8
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000 PER SHARE
   LIQUIDATION PREFERENCE) (IN MILLIONS)                                      $       125.5    $       125.5    $       125.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                1.13%            1.16%~            .88%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS+++                                                              1.13%            1.16%~            .87%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED SHARE DIVIDENDS
   TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             6.49%            8.08%~           5.24%*
RATIO OF PREFERRED SHARE DIVIDENDS TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS                                                   1.26%             .62%             .17%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   SHARE DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                 5.23%            7.46%~           5.07%*
PORTFOLIO TURNOVER RATE                                                                  49%              74%              21%**
ASSET COVERAGE PER PREFERRED SHARE, END OF PERIOD@                            $      82,794    $      83,933    $      76,957

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS INCOME OPPORTUNITY FUND INC.

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower if Management had not waived a portion of the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

+++ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                                                                      PERIOD FROM
                                                                                                                  JULY 2, 2003 TO
                                                                                           YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                                                                            2005       2004                  2003
                                                                                            1.48%      1.52%                 1.16%

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on Preferred Shares) from the Fund's total assets and dividing by the number of Preferred Shares outstanding.

++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to Preferred Shares.

~ Prior to November 1, 2003, the Fund recorded the accrual of the net interest income or expense expected to be received or paid at interim settlement dates as a net payable or receivable for swap contracts and actual amounts paid as net interest income or expense on swap contracts. As a result of SEC staff guidance relating to the application of FASB Statement No 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, effective November 1, 2003, periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. Accordingly, for the year ended October 31, 2004, the per share amounts and ratios shown decreased or increased as follows:

            Net Investment Income                                                                                $    .11
            Net Gains or Losses on Securities (both realized and unrealized)                                     $   (.11)
            Ratio of Gross Expenses to Average Net Assets Applicable to Common Shareholders                          (.71%)
            Ratio of Net Expenses to Average Net Assets Applicable to Common Shareholders                            (.71%)
            Ratio of Net Investment Income (Loss) Excluding Preferred Share Dividends to
            Average Net Assets Applicable to Common Shareholders                                                      .71%
            Ratio of Net Investment Income (Loss) Including Preferred Share Dividends to
            Average Net Assets Applicable to Common Shareholders                                                      .71%

@@ Calculated based on the average number of shares outstanding during each fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Neuberger Berman Income Opportunity Fund Inc.

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Income Opportunity Fund Inc. (the "Fund"), including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Income Opportunity Fund Inc. at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                              /s/ Ernst & Young LLP

Boston, Massachusetts
December 9, 2005

DIVIDEND REINVESTMENT PLAN (Unaudited)

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
The Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

DIRECTORS AND OFFICERS

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by Management and Neuberger. The Statement of Additional Information for the Fund includes additional information about Fund directors and is available upon request, without charge, by calling (877) 461-1899.

INFORMATION ABOUT THE BOARD OF DIRECTORS

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS(1) AND     LENGTH OF TIME                                      OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   POSITION(2) WITH FUND           SERVED          PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS I
INDEPENDENT FUND DIRECTORS

Faith Colish (70)             Since the         Counsel, Carter Ledyard &              45       Director, American Bar
Director                      inception of the  Milburn LLP (law firm) since                    Retirement Association (ABRA)
                              Fund(3)           October 2002; formerly,                         since 1997 (not-for-profit
                                                Attorney-at-Law and President,                  membership association).
                                                Faith Colish, A Professional
                                                Corporation, 1980 to 2002.

C. Anne Harvey (68)           Since the         Consultant, C.A. Harvey                45       President, Board of Associates
Director                      inception of the  Associates since June 2001;                     to The National Rehabilitation
                              Fund(3)           formerly, Director, AARP, 1978                  Hospital's Board of Directors
                                                to December 2001.                               since 2002; formerly, Member,
                                                                                                Individual Investors Advisory
                                                                                                Committee to the New York
                                                                                                Stock Exchange Board of
                                                                                                Directors, 1998 to June 2002;
                                                                                                formerly, Member, American
                                                                                                Savings Education Council's
                                                                                                Policy Board (ASEC), 1998 to
                                                                                                2000; formerly, Member,
                                                                                                Executive Committee, Crime
                                                                                                Prevention Coalition of
                                                                                                America, 1997 to 2000.

Cornelius T. Ryan (74)        Since the         Founding General Partner, Oxford       45       Director, Capital Cash
Director                      inception of the  Partners and Oxford Bioscience                  Management Trust (money market
                              Fund(3)           Partners (venture capital                       fund), Naragansett Insured
                                                partnerships) and President,                    Tax-Free Income Fund, Rocky
                                                Oxford Venture Corporation.                     Mountain Equity Fund, Prime
                                                                                                Cash Fund, several private
                                                                                                companies and QuadraMed
                                                                                                Corporation (NASDAQ).

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS(1) AND     LENGTH OF TIME                                      OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   POSITION(2) WITH FUND           SERVED          PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)           Since the         Regional Manager for Atlanta            45       None.
Director                      inception of      Region, Ford Motor Credit
                              the Fund(3)       Company since August 1997;
                                                formerly, President, Ford Life
                                                Insurance Company, April 1995
                                                to August 1997.

DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (46)        Since the         Executive Vice President,               45       Director and Vice President,
Chief Executive Officer,      inception of      Neuberger Berman Inc. (holding                   Neuberger & Berman
Director and Chairman         the Fund(3)       company) since 1999; Head of                     Agency, Inc. since 2000;
of the Board                                    Neuberger Berman Inc.'s Mutual                   formerly, Director, Neuberger
                                                Funds Business (since 1999) and                  Berman Inc. (holding
                                                Institutional Business (from                     company) from
                                                1999 to October 2005);                           October 1999 to
                                                responsible for Managed                          March 2003; Trustee, Frost
                                                Accounts Business and                            Valley YMCA.
                                                intermediary distribution since
                                                October 2005; President and
                                                Director, Management since
                                                1999; Executive Vice President,
                                                Neuberger since 1999; formerly,
                                                Principal, Neuberger from 1997
                                                to 1999; formerly, Senior Vice
                                                President, Management from
                                                1996 to 1999.

                                                              CLASS II

INDEPENDENT FUND DIRECTORS

John Cannon (75)              Since the         Consultant. Formerly,                   45       Independent Trustee or
Director                      inception of      Chairman, CDC Investment                         Director of three series of
                              the Fund(3)       Advisers (registered investment                  Oppenheimer Funds:
                                                adviser), 1993 to January 1999;                  Limited Term New York
                                                formerly, President and Chief                    Municipal Fund, Rochester
                                                Executive Officer, AMA                           Fund Municipals, and
                                                Investment Advisors, an                          Oppenheimer Convertible
                                                affiliate of the American                        Securities Fund, since 1992.
                                                Medical Association.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS(1) AND     LENGTH OF TIME                                      OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   POSITION(2) WITH FUND           SERVED          PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (72)             Since the         Attorney-at-Law. Formerly,              45       None.
Director                      inception of      Senior Counsel, Loews
                              the Fund(3)       Corporation (diversified
                                                financial corporation) May 2002
                                                to April 2003; formerly, Senior
                                                Vice President, Secretary and
                                                General Counsel, Loews
                                                Corporation.

Tom D. Seip (55)              Since the         General Partner, Seip                   45       Director, H&R Block, Inc.
Director                      inception of      Investments LP (a private                        (financial services company)
                              the Fund(3)       investment partnership);                         since May 2001; Director,
                                                formerly, President and CEO,                     Forward Management, Inc.
                                                Westaff, Inc. (temporary                         (asset management) since
                                                staffing), May 2001 to                           2001; formerly, Director,
                                                January 2002; Senior Executive                   General Magic (voice
                                                at the Charles Schwab                            recognition software) 2001 to
                                                Corporation from 1983 to 1999,                   2002; formerly, Director,
                                                including Chief Executive                        E-Finance Corporation
                                                Officer, Charles Schwab                          (credit decisioning services)
                                                Investment Management, Inc.                      1999 to 2003; formerly,
                                                and Trustee, Schwab Family of                    Director, Save-Daily.com
                                                Funds and Schwab Investments                     (micro investing services)
                                                from 1997 to 1998; and                           1999 to 2003; Director,
                                                Executive Vice President-Retail                  Offroad Capital Inc. (pre-
                                                Brokerage, Charles Schwab                        public internet commerce
                                                Investment Management from                       company).
                                                1994 to 1997.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS(1) AND     LENGTH OF TIME                                      OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   POSITION(2) WITH FUND           SERVED          PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (65)          Since 2002(3)     Executive Vice President and            45       Director, Dale Carnegie and
President and Director                          Chief Investment Officer,                        Associates, Inc. (private
                                                Neuberger Berman Inc. (holding                   company) since 1998; Director,
                                                company) since 2002 and 2003,                    Emagin Corp. (public company)
                                                respectively; Executive Vice                     since 1997; Director,
                                                President and Chief Investment                   Solbright, Inc. (private
                                                Officer, Neuberger since                         company) since 1998; Director,
                                                December 2002 and 2003,                          Infogate, Inc. (private
                                                respectively; Director and                       company) since 1997; Director,
                                                Chairman, Management since                       Broadway Television Network
                                                December 2002; formerly,                         (private company) since 2000.
                                                Executive Vice President,
                                                Citigroup Investments, Inc. from
                                                September 1995 to February 2002;
                                                formerly, Executive Vice
                                                President, Citigroup Inc. from
                                                September 1995 to February 2002.

                                                              CLASS III
INDEPENDENT FUND DIRECTORS

Robert A. Kavesh (78)         Since the         Marcus Nadler Professor Emeritus        45       Director, The Caring Community
Director                      inception of the  of Finance and Economics, New                    (not-for-profit); formerly,
                              Fund(3)           York University Stern School of                  Director, DEL Laboratories,
                                                Business; formerly, Executive                    Inc. (cosmetics and
                                                Secretary-Treasurer, American                    pharmaceuticals), 1978 to
                                                Finance Association, 1961 to                     2004; formerly, Director,
                                                1979.                                            Apple Bank for Savings, 1979
                                                                                                 to 1990; formerly, Director,
                                                                                                 Western Pacific Industries,
                                                                                                 Inc., 1972 to 1986 (public
                                                                                                 company).

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                  FUND COMPLEX
 NAME, AGE, ADDRESS(1) AND     LENGTH OF TIME                                      OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   POSITION(2) WITH FUND           SERVED          PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (68)         Since the         Retired. Formerly, Vice                 45       Director, WHX Corporation
Director                      inception of the  President and Special Counsel,                   (holding company) since August
                              Fund(3)           WHX Corporation (holding                         2002; Director, Webfinancial
                                                company) 1993 to 2001.                           Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater) since
                                                                                                 2000; formerly, Director,
                                                                                                 Kevlin Corporation
                                                                                                 (manufacturer of microwave and
                                                                                                 other products).

Edward I. O'Brien (77)        Since the         Formerly, Member, Investment            45       Director, Legg Mason, Inc.
Director                      inception of the  Policy Committee, Edward Jones,                  (financial services holding
                              Fund(3)           1993 to 2001; President,                         company) since 1993; formerly,
                                                Securities Industry Association                  Director, Boston Financial
                                                ("SIA") (securities industry's                   Group (real estate and tax
                                                representative in government                     shelters) 1993 to 1999.
                                                relations and regulatory matters
                                                at the federal and state levels)
                                                1974 to 1992; Adviser to SIA,
                                                November 1992 to November 1993.

William E. Rulon (73)         Since the         Retired. Formerly, Senior Vice          45       Director, Pro-Kids Golf and
Director                      inception of the  President, Foodmaker, Inc.                       Learning Academy (teach golf
                              Fund(3)           (operator and franchiser of                      and computer usage to "at
                                                restaurants) until January 1997.                 risk" children) since 1998;
                                                                                                 formerly, Director, Prandium,
                                                                                                 Inc. (restaurants) from March
                                                                                                 2001 to July 2002.

Candace L. Straight (58)      Since the         Private investor and consultant         45       Director, The Proformance
Director                      inception of the  specializing in the insurance                    Insurance Company (personal
                              Fund(3)           industry; formerly, Advisory                     lines property and casualty
                                                Director, Securitas Capital LLC                  insurance company) since March
                                                (a global private equity                         2004; Director, Providence
                                                investment firm dedicated to                     Washington (property and
                                                making investments in the                        casualty insurance company)
                                                insurance sector) 1998 to                        since December 1998; Director,
                                                December 2002.                                   Summit Global Partners
                                                                                                 (insurance brokerage firm)
                                                                                                 since October 2000.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) The Board of Directors shall at times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class
     III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meeting of shareholders held in 2006, 2007, and 2008, respectively, and at each third annual meeting of stockholders thereafter.

(3) The Director has served since the Fund's inception except for Mr. Rivkin who has served as a Director since December 2002 for the Funds with an inception date of 2002. The inception date of Neuberger Berman Intermediate Municipal Fund Inc., Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman New York Intermediate Municipal Fund Inc., and Neuberger Berman Real Estate Income Fund Inc. is 2002. The inception date of Neuberger Berman Realty Income Fund Inc., Neuberger Berman Real Estate Securities Income Fund Inc. and Neuberger Berman Income Opportunity Fund Inc. is 2003. The inception date of Neuberger Berman Dividend Advantage Fund Inc. is 2004.

(4) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(5) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that they are officers and/or directors of Management and Executive Vice Presidents of Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE FUND

                                                      POSITION AND
    NAME, AGE, AND ADDRESS (1)                    LENGTH OF TIME SERVED                     PRINCIPAL OCCUPATION(S) (2)
------------------------------------------------------------------------------------------------------------------------------------
  Michael J. Bradler (35)            Assistant Treasurer since 2005               Employee, Management since 1997; Assistant
                                                                                  Treasurer, fifteen registered investment companies
                                                                                  for which Management acts as investment manager
                                                                                  and administrator since 2005.

  Claudia A. Brandon (49)            Secretary since the Fund's inception (3)     Vice President-Mutual Fund Board Relations,
                                                                                  Management since 2000 and Assistant Secretary
                                                                                  since 2004; Vice President, Neuberger since 2002
                                                                                  and employee since 1999; Assistant Secretary,
                                                                                  Management since 2004; formerly, Vice President,
                                                                                  Management from 1986 to 1999; Secretary, fifteen
                                                                                  registered investment companies for which
                                                                                  Management acts as investment manager and
                                                                                  administrator (three since 2000, four since 2002,
                                                                                  three since 2003, four since 2004 and one since
                                                                                  2005).

  Robert Conti (49)                  Vice President since the Fund's              Senior Vice President, Neuberger since 2003;
                                     inception (3)                                formerly, Vice President, Neuberger from 1999 to
                                                                                  2003; Senior Vice President, Management since
                                                                                  2000; formerly, Controller,Management until 1996;
                                                                                  formerly, Treasurer,Management from 1996 to 1999;
                                                                                  Vice President, fifteen registered investment
                                                                                  companies for which Management acts as investment
                                                                                  manager and administrator (three since 2000, four
                                                                                  since 2002, three since 2003, four since 2004 and
                                                                                  one since 2005).

  Brian J. Gaffney (52)              Vice President since the Fund's              Managing Director, Neuberger since 1999; Senior
                                     inception (3)                                Vice President, Management since 2000; formerly,
                                                                                  Vice President, Management from 1997 to 1999; Vice
                                                                                  President, fifteen registered investment companies
                                                                                  for which Management acts as investment manager
                                                                                  and administrator (three since 2000, four since
                                                                                  2002, three since 2003, four since 2004 and one
                                                                                  since 2005).

                                                      POSITION AND
    NAME, AGE, AND ADDRESS (1)                    LENGTH OF TIME SERVED                     PRINCIPAL OCCUPATION(S) (2)
------------------------------------------------------------------------------------------------------------------------------------
  Sheila R. James (40)               Assistant Secretary since the Fund's         Employee, Neuberger since 1999; formerly,
                                     inception (3)                                Employee, Management from 1991 to 1999; Assistant
                                                                                  Secretary, fifteen registered investment companies
                                                                                  for which Management acts as investment manager
                                                                                  and administrator (seven since 2002, three since
                                                                                  2003, four since 2004 and one since 2005).

  Kevin Lyons (50)                   Assistant Secretary since 2003 (4)           Employee, Neuberger since 1999; formerly,
                                                                                  Employee, Management from 1993 to 1999; Assistant
                                                                                  Secretary, fifteen registered investment companies
                                                                                  for which Management acts as investment manager
                                                                                  and administrator (ten since 2003, four since 2004
                                                                                  and one since 2005).

  John M. McGovern (35)              Treasurer and Principal Financial and        Vice President, Neuberger since January 2004;
                                     Accounting Officer since 2005; prior         Employee, Management since 1993; Treasurer and
                                     thereto, Assistant Treasurer since the       Principal Financial and Accounting Officer,
                                     Fund's inception (3)                         fifteen registered investment companies for which
                                                                                  Management acts as investment manager and
                                                                                  administrator (fifteen since 2005); formerly,
                                                                                  Assistant Treasurer, fifteen registered investment
                                                                                  companies for which Management acts as investment
                                                                                  manager and administrator from 2002 to 2005.

  Frank Rosato (34)                  Assistant Treasurer since 2005               Employee, Management since 1995; Assistant
                                                                                  Treasurer, fifteen registered investment companies
                                                                                  for which Management acts as investment manager
                                                                                  and administrator since 2005.

  Frederic B. Soule (59)             Vice President since the Fund's              Senior Vice President, Neuberger since 2003;
                                     inception (3)                                formerly, Vice President, Neuberger from 1999 to
                                                                                  2003; formerly, Vice President, Management from
                                                                                  1995 to 1999; Vice President, fifteen registered
                                                                                  investment companies for which Management acts as
                                                                                  investment manager and administrator (three since
                                                                                  2000, four since 2002, three since 2003, four
                                                                                  since 2004 and one since 2005).

                                                      POSITION AND
    NAME, AGE, AND ADDRESS (1)                    LENGTH OF TIME SERVED                     PRINCIPAL OCCUPATION(S) (2)
------------------------------------------------------------------------------------------------------------------------------------
  Chamaine Williams (34)             Chief Compliance Officer since 2005          Vice President, Lehman Brothers Inc. since 2003;
                                                                                  Chief Compliance Officer, fifteen registered
                                                                                  investment companies for which Management acts as
                                                                                  investment manager and administrator (fifteen
                                                                                  since 2005); Chief Compliance Officer, Lehman
                                                                                  Brothers Asset Management Inc. since 2003; Chief
                                                                                  Compliance Officer, Lehman Brothers Alternative
                                                                                  Investment Management LLC since 2003; formerly,
                                                                                  Vice President, UBS Global Asset Management (US)
                                                                                  Inc. (formerly, Mitchell Hutchins Asset
                                                                                  Management, a wholly-owned subsidiary of
                                                                                  PaineWebber Inc.) from 1997-2003.

----------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(3) The officer has served since the Fund's inception. The inception date of Neuberger Berman Intermediate Municipal Fund Inc., Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman New York Intermediate Municipal Fund Inc., and Neuberger Berman Real Estate Income Fund Inc. is 2002. The inception date of Neuberger Berman Realty Income Fund Inc., Neuberger Berman Real Estate Securities Income Fund Inc. and Neuberger Berman Income Opportunity Fund Inc. is 2003. The inception date of the Neuberger Berman Dividend Advantage Fund Inc. is 2004.

(4) For Neuberger Berman Dividend Advantage Fund Inc., the officer has served since the Fund's inception in March 2004.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Fund's website at www.nb.com.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

CHANGE TO INVESTMENT POLICY

On August 17, 2005, the Board approved a change to the Fund's investment policy stating that securities lending and the investment of collateral in the Neuberger Berman Securities Lending Quality Fund are permitted exceptions to the policies of the Fund requiring that it invest specific percentages of its assets in accordance with its principal investment program.

CHANGE IN PORTFOLIO MANAGER

In October 2005, Ann Benjamin and Thomas O'Reilly assumed portfolio management responsibility for the high yield corporate debt portion of the Fund's portfolio. Each is a Vice President of Management and a Managing Director of Neuberger. Ms. Benjamin and Mr. O'Reilly also manage high yield portfolios for Lehman Brothers Asset Management LLC and its predecessor, an affiliate of Neuberger Berman. They have managed money for Lehman Brothers Asset Management LLC since 1997. Ms. Benjamin has been in the industry for over 24 years and Mr. O'Reilly for over 15 years.

Steven Brown will continue to manage the real estate portion of the Fund's portfolio. Ms. Benjamin and Mr. O'Reilly will serve on the Fund's Asset Allocation Committee with current members Jack Rivkin, Neuberger Berman Chief Investment Officer, and Mr. Brown.

NOTICE TO SHAREHOLDERS (UNAUDITED)

The Fund hereby designates $8,900,047, as a capital gain distribution.

BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS

At a meeting held on September 21, 2005, the Board of Directors ("Board") of Neuberger Berman Income Opportunity Fund Inc. ("Fund"), including the Directors who are not "interested persons" of the Fund ("Independent Fund Directors"), approved continuance of the Management and Sub-Advisory Agreements ("Agreements") for the Fund.

In evaluating the Agreements, the Board, including the Independent Fund Directors, reviewed materials furnished by Management and Neuberger Berman, LLC ("Neuberger") in response to questions submitted by counsel to the Independent Fund Directors, and met with senior representatives of Management and Neuberger regarding their personnel and operations. The Independent Fund Directors were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Neuberger. The Independent Fund Directors received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Neuberger have time to respond to any questions the Independent Fund Directors may have on their initial review of the report and that the Independent Fund Directors have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Neuberger; (2) the performance of the Fund compared to a peer group of investment companies; (3) the costs of the services to be provided and profits historically realized by Management and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of the Fund and its shareholders. The Board considered, with respect to the Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board requested and evaluated a report from Management and Neuberger that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of the Fund and the degree of risk undertaken by the portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Neuberger dedicated to performing services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. The Board also considered Management's and Neuberger's policies and practices regarding brokerage and allocation of portfolio transactions for the Fund. The Board considered the quality of brokerage execution provided by Management and its affiliates. The Board's Portfolio Transactions and Pricing Committee from time to time reviews the quality of the brokerage services that Neuberger and Lehman provide, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Fund. In addition, the Board noted the positive compliance history of Management and Neuberger, as each firm has been free of significant compliance problems.

With respect to the performance of the Fund, the Board considered the performance of the Fund on both a market return and net asset value basis relative to a peer group of investment companies pursuing broadly similar strategies. The Board also considered the performance in relation to the degree of risk undertaken by the portfolio managers. The Board noted the difficulty of constructing an appropriate peer group. The Board discussed the Fund's performance with Management and discussed steps that Management had taken, or intended to take, to improve the Fund's performance. The Board also considered Management's resources and responsiveness with respect to the Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure of the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Neuberger or their affiliates. The Board also considered the profitability of Management and its affiliates from their association with the Fund.

The Board received a detailed report from an independent consultant that compares the Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the range and average of the management fees and expense ratios of the peer group. With regard to the sub-advisory fee paid to Neuberger, the Board noted that this fee is reflective of an "at cost" basis and there is no profit to Neuberger with regard to these fees. The Board considered the Fund's overall expenses in relation to the overall expenses of the peer group median. In addition, the Board considered the contractual waiver of a portion of the management fee undertaken by Management.

The Board considered whether there were other funds that were sub-advised by Management or its affiliates or separate accounts managed by Management with similar investment objectives, policies and strategies as the Fund. The Board noted that there were no comparable sub-advised funds or separate accounts.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered that the Fund was a closed-end fund that is not continuously offering shares and that, without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Management in managing the Fund's assets.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's profit or loss on the Fund for a recent period and the trend in profit or loss since the Fund's inception. The Board also carefully examined Management's cost allocation methodology and had an independent expert review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins. The Board also reviewed whether Management and Neuberger used brokers to execute Fund transactions that provide research and other services to Management and Neuberger, and the types of benefits potentially derived by the Fund and by other clients of Management and Neuberger from such services. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded it was satisfied that Management's level of profitability from its relationship with the Fund was not excessive.

CONCLUSIONS

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Neuberger could be expected to provide a high level of service to the Fund; that it retained confidence in Management's and Neuberger's capabilities to manage the Fund; that the Fund's fee structure appeared to the Board to be reasonable given the quality of services expected to be provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund.

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
INTERNAL SALES & SERVICES
877.461.1899

www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

[RECYCLED SYMBOL] D0502 12/05

ITEM 2. CODE OF ETHICS

The Board of Neuberger Berman Income Opportunity Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $31,250 and $31,250 for the fiscal years ended 2004 and 2005, respectively.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $6,000 for the fiscal years ended 2004 and 2005, respectively. The nature of the services provided involved agreed upon procedures relating to the Preferred Shares. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal year ended 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $8,700 and $8,700 for the fiscal years ended 2004 and 2005, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2004 and 2005, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $8,700 and $14,700 for the fiscal years ended 2004 and 2005, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $256,050 and $160,650 for the fiscal years ended 2004 and 2005, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Board has established an Audit Committee to oversee particular aspects of the Registrant's management. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board;
and (f) to prepare an audit committee report as required by Item 306 of Regulations S-K to be included in proxy statements relating to the election of directors. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board has delegated to Neuberger Berman, LLC ("Neuberger Berman") the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

No reportable purchases for the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By:  /s/ Peter E. Sundman
     ------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     ------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  January 9, 2006



By:  /s/ John M. McGovern
     ------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date:  January 9, 2006